Loans - Loan balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Mar. 06, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 1,001,527		$ 914,857
Allowance for loan losses	(14,361)		(14,268)
Net loans	987,166		900,589
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	124,402		113,265
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	167,897		143,014
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	348,439		308,666
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	236,338		214,537
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	58,898		65,452
Farm Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	46,993		53,973
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 18,560		$ 15,950
TCNB Financial Corp [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net loans		$ 76,444
TCNB Financial Corp [Member] | Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		13,799
TCNB Financial Corp [Member] | Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		23,029
TCNB Financial Corp [Member] | Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		13,411
TCNB Financial Corp [Member] | Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		17,541
TCNB Financial Corp [Member] | Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		3,863
TCNB Financial Corp [Member] | Farm Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		397
TCNB Financial Corp [Member] | Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		$ 4,404